Ordinary Shares (Details)		1 Months Ended
	May 17, 2011 USD ($) $ / shares shares	Apr. 30, 2021 USD ($) shares	Apr. 30, 2021 CNY (¥) shares	Mar. 31, 2021 USD ($) $ / shares shares	Mar. 31, 2021 CNY (¥) shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2018 shares
Ordinary Shares [Line Items]
Common stock shares authorized | $	$ 50,000			$ 200,000,000
Common stock shares authorized (in share)	50,000			1,600,000,000
Ordinary shares, par value | $ / shares	$ 1
Ordinary shares issued	10							58,808,070
Ordinary shares, shares outstanding								58,808,070
IPO
Ordinary Shares [Line Items]
Net proceeds after deducting the underwriter commissions				$ 737,100,000	¥ 4,800,000,000
Private Placement
Ordinary Shares [Line Items]
Number of shares issued				13,157,892	13,157,892
Additional ADSs exercised by underwriters				13,157,892	13,157,892
Zhihu Holdings Inc [Member]
Ordinary Shares [Line Items]
Percentage Of total equities	80.00%
Innovation Works Holdings Limited [Member]
Ordinary Shares [Line Items]
Percentage Of total equities	20.00%
Class A Ordinary shares
Ordinary Shares [Line Items]
Common stock shares authorized (in share)				1,500,000,000		1,500,000,000	200,435,685
Ordinary shares, par value | $ / shares				$ 0.000125		$ 0.000125	$ 0.000125
Ordinary shares issued						279,835,705	40,080,478
Ordinary shares, shares outstanding						279,835,704	40,080,478
Class B Ordinary shares
Ordinary Shares [Line Items]
Common stock shares authorized (in share)				50,000,000
Ordinary shares, par value | $ / shares				$ 0.000125		$ 0.000125	$ 0.000125
Ordinary shares issued						19,227,592	19,227,592
Ordinary shares, shares outstanding						19,227,592	19,227,592
Class B Ordinary shares | Mr. Yuan Zhou
Ordinary Shares [Line Items]
Ordinary shares issued				19,227,592
Ordinary shares, shares outstanding				19,227,592
ADSs | IPO
Ordinary Shares [Line Items]
Ordinary shares, par value | $ / shares				$ 0.000125
Number of shares issued				55,000,000	55,000,000
Number of ADSs representing one class A ordinary share				2	2
IPO price per ADS | $ / shares				$ 9.50
Additional ADSs exercised by underwriters				55,000,000	55,000,000
ADSs | Over allotment
Ordinary Shares [Line Items]
Number of shares issued		259,904	259,904
Net proceeds after deducting the underwriter commissions		$ 2,300,000	¥ 15,100,000
Additional ADSs exercised by underwriters		259,904	259,904
Designated ordinary shares
Ordinary Shares [Line Items]
Common stock shares authorized (in share)				50,000,000
Ordinary shares, par value | $ / shares				$ 0.000125